Stock-based Compensation Stock-based compensation Narrative (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 29, 2012 M	Dec. 31, 2011	Jan. 01, 2011
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	19,200,000
Shares Available For Option Grants In Lieu Of Restricted Stock Grants	16,800,000
Shares Available For Restricted Stock Grants Two Thousand Seven Plan	7,500,000
Reduction In The Number Of Shares Available For Certain Grants Of Restricted Stock Units Or Awards	2.25
Shares Available For Option Grants In Lieu Of Restricted Stock Grants	100,000
Shares Available For Restricted Stock Grants	100,000
Shares Available For Only Option Grants	2,300,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	$ 141
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	3 years
Employee Stock Purchase Plan Offering Period	12
Employee Stock Purchase Plan Employee Price Paid As A Percent Of Market Price	85.00%
Stock Issued During Period, Shares, Employee Stock Purchase Plans	900,000	900,000	900,000
Employee Stock Purchase Plan Outstanding Common Shares Available For Grant	6,700,000
Share based compensation arrangements Restricted stock granted weighted average grant price	$ 35.42
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 9.39	$ 10.86	$ 9.70
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value	14	96	83
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Total Fair Value	$ 11	$ 7	$ 1
Restricted Stock [Member]
Share based compensation arrangements Restricted stock granted weighted average grant price	$ 37.63	$ 49.77	$ 37.08
Restricted Stock Units [Member]
Share based compensation arrangements Restricted stock granted weighted average grant price	$ 35.39	$ 35.14	$ 41.65